Contingencies - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions, Tsh in Billions, $ in Billions	6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 BRL (R$) shares	Jun. 30, 2022 TZS (Tsh) shares	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2022 EUR (€) shares	Jun. 03, 2022 USD ($)	Jun. 03, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	[1]	Jun. 30, 2021 shares	Jan. 24, 2019 EUR (€)
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	$ 14,281								$ 18,258
Number of shares issued | shares	1,981,000,000		1,981,000,000	1,981,000,000	1,981,000,000	1,981,000,000					1,972,000,000
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 22,000		R$ 11,700
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	21,000		11,000
Interest Deduction On SAB Acquistions [Member]
Disclosure of detailed information about material tax [line items]
Tax assessment amount	300
Provisions recorded	100
Income taxes paid (refund), classified as financing activities	47
SAB Australia Tax Matters [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					$ 0.4
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 10,000		R$ 5,400
Ambev [member] | Legal proceedings contingent liability [member]
Disclosure of detailed information about material tax [line items]
Number of shares issued | shares	172,831,574		172,831,574	172,831,574	172,831,574	172,831,574
Percentage of shares issued diluted	1.00%	1.00%
Arosuco [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 400		R$ 2,200
Foster And Ab InBev Acquisition [member]
Disclosure of detailed information about material tax [line items]
Payment made for income tax contingency settlement	100	$ 0.1
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	15,000		7,700
Tax Assessment During 2005 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded	11		56
Tax Assessment During 2005 [member] | Ambev [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	10,000		5,000
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	20,000		10,700
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,000		1,100
Tax Assessment in December 2011 [member] | Ambev [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,000		1,000
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	5,000		2,400
Tax Assessment in 2014 and 2015 [member] | Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	3,000		1,700
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	3,000		1,800
Rio de Janeiro [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,000		600
Minas Gerais [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss							$ 17,000	R$ 8,900
State Of Pernambuco [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	4,000		2,000
Rio Grando Do Sul And Sao Paulo [member] | Tax Assessment in 2018 and 2021 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,000		R$ 7,000
Tanzania [member] | Tax contingent liability [member] | TANZANIA BREWERIES PLC [Member]
Disclosure of detailed information about material tax [line items]
Estimated financial effect of contingent liabilities	$ 36,000			Tsh 850
Tax asessment noticed on ownership change	50.00%		50.00%	50.00%	50.00%	50.00%
Blocked account [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded	$ 71					€ 68
Deposits	$ 71											€ 68

[1]	Amended to conform to 2022 presentation.